Merk Absolute Return Currency Fund
RISK/RETURN
Investment Objective
The Fund seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Absolute Return Currency Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Absolute Return Currency Fund	Investor Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investor Shares
Expense Example Merk Absolute Return Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Shares	107	334	579	1,283

Institutional Shares
Portfolio Turnover.
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in money market instruments and high quality debt securities denominated in a currency to which the Fund seeks exposure or in a combination of U.S. dollar denominated securities and forward currency contracts that expose the Fund to such currencies.  The Fund will typically not employ leverage.  Positive absolute returns may be generated from the income produced by the debt securities, plus (minus) the gains (losses) resulting from fluctuations in the values of currencies relative to the U.S.  dollar.  Absolute returns means a positive return over time irrespective of prevailing market conditions.

The Fund will be exposed primarily to currencies of developed countries that, in the Adviser’s opinion, have liquid currency markets.  For purposes of pursuing its investment goal, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards.  The Fund may also invest in options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps.  Additionally, the Fund may take delivery of foreign currencies and sell actual foreign currencies.

The Fund will not have a material portion of its assets invested in securities issued by issuers located in local markets when it has invested substantially in forward foreign currency contracts or other derivative instruments.

In seeking to achieve positive absolute returns, the Adviser makes currency exposure allocations based on quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Analysis.  The Adviser may consider quantitative factors to determine portfolio allocations.  Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data.  Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate.  Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall portfolio risk.  This process is referred to as “risk overlay.”

Qualitative Analysis.  Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency.  This process is referred to as “macro overlay.”

The Adviser integrates the quantitative and qualitative analyses by:

•	Determining currency allocations based on quantitative factors;

•	Balancing currency allocations based on a “risk overlay,” and

•	Utilizing a “macro overlay” to adjust currency allocations based on qualitative factors.

Once the Adviser has determined the appropriate currency exposure levels, the Adviser will select instruments to create a liquid portfolio of short duration.  To try to reduce the interest rate and credit risk to its portfolio, the Adviser typically maintains a weighted average portfolio maturity of less than eighteen months and buys money market and high quality debt securities.  The Adviser may modify the Fund’s currency allocations as its analysis evolves.

The Adviser may sacrifice yield in return for high credit quality of debt securities.  The Adviser may choose to buy exclusively U.S. fixed-income instruments in conjunction with forward contracts to obtain exposure to currencies.

Principal Investment Risks
Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.   The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk.  Currency management strategies, including forward currency contracts and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivative Securities Risk. The risks of investments in derivatives, including options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Fixed-Income Securities Risk. The value of a debt security depends generally on the issuer’s credit rating and the interest rate of the security.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Forward Currency Contract Risk.  Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Geographic Concentration Risk.  The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Liquidity Risk.  Certain fixed-income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended.  In the event the U.S. Treasury Department issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Trading Practices Risk. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Performance Information
The following chart and table illustrate the returns of  the Investor Share Class as of December, 31, 2010.  The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund’s average annual returns compare to the Citigroup 3-Month U.S.T-Bill Index.  Because the Investor Share Class has higher expenses than the Institutional Share Class, the performance of the Investor Share Class would be lower than the performance that the Institutional Share Class realized for the same period. Updated performance information is available at www.merkfunds.com or by calling (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

The calendar year-to-date total return as of June 30, 2011 was -1.81%.

During the period shown, the highest return was 2.56%, for the quarter ended December 31, 2010, and the lowest return was -0.41%, for the quarter ended March 31, 2010).
Average Annual Total Returns
(For the periods ended December, 31, 2010)
Average Annual Total Returns Merk Absolute Return Currency Fund		1 Year	Since Inception	Inception Date
Institutional Shares	[1]	4.94%	2.24%	Apr 1, 2010
Investor Shares		4.65%	2.03%	Sep 9, 2009
Investor Shares After Taxes on Distributions		4.63%	2.01%
Investor Shares After Taxes on Distributions and Sales		3.02%	1.71%
Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)		0.13%	0.13%
[1]	For Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Merk Asian Currency Fund
RISK/RETURN
Investment Objective
The Fund seeks to protect against the depreciation of the U.S. dollar relative to Asian currencies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Asian Currency Fund	Investor Shares	Institutional Share Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Asian Currency Fund	Investor Shares	Institutional Share Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investor Shares
Expense Example Merk Asian Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Share Class	107	334	579	1,283

Institutional Shares
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities or instruments that provide exposure to Asian currencies.  The Fund normally expects to achieve this exposure through investments in high quality, short-term debt instruments denominated in Asian currencies or a combination of U.S. dollar denominated securities and forward currency contracts, including non-deliverable forward contracts,  that seek to profit from a decline of the U.S. dollar relative to Asian currencies.

The Fund will not have a material portion of its assets invested in securities issued by issuers located in Asian markets when it has invested substantially in forward foreign currency contracts or other derivative instruments.

The Adviser will determine and revise currency exposure allocations based on both quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Factors.  Quantitative factors that the Adviser may consider include a country’s gross domestic product; its trade and current account balance with the United States; its interest rates; and the volatility of its currency relative to other currencies.

Qualitative Factors. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency.

Once the Adviser has allocated the currency exposure levels for the Fund, the Adviser will select instruments to create a liquid portfolio of short duration.  The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments or other considerations it deems relevant evolve.

To try to reduce interest rate risk to its portfolio, the Fund will only buy money market or high quality debt instruments with effective maturities of one year or less at the time of purchase.  The Adviser may sacrifice yield in return for high credit quality of debt securities.  The Fund will specifically seek exposure to the currency risk of select Asian currencies.  The Adviser will invest in a basket of instruments that provide exposure to Asian currencies to reduce the exposure to the risks of any one currency.

The Adviser may choose to predominantly, or even exclusively, buy U.S. fixed-income instruments in conjunction with forward contracts, as well as non-deliverable forward contracts (“NDF contracts”) in order to mitigate the risks of investing in countries that do not have well developed debt markets or where the government may restrict the flow of capital.

Principal Investment Risks
Asian and Emerging Markets Risk.  Asian markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.  Many Asian markets are considered emerging markets and have more risk than securities issued in more developed foreign markets.

Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.   The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk.  Currency management strategies, including forward currency contracts and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivative Securities Risk. The risks of investments in derivatives, including options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Foreign Instruments Risk. Foreign investments are also subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Forward Currency Contract Risk.  Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Geographic Concentration Risk.  The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Interest Rate Risk.   The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have adverse effect on the Fund.

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended.  In the event the U.S. Treasury Department issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Trading Practices Risk. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Performance Information
The following chart and table illustrate the variability of the Investor Share Class returns as of December, 31, 2010.  The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare to the Citigroup 3-Month U.S. T-Bill Index.  Because the Investor Share Class has higher expenses than the Institutional Share Class, the performance of the Investor Share Class would be lower than the performance that the Institutional Share Class realized for the same period.  Updated performance information is available at www.merkfunds.com or by calling (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

The calendar year-to-date total return as of June 30, 2011 was 1.17%.

During the period shown, the highest return was 2.64% for the quarter ended  September 30, 2010, and the lowest return was -1.43% for the quarter ended June 30, 2010.

Average Annual Total Returns
(For the periods ended December, 31, 2010)
Average Annual Total Returns Merk Asian Currency Fund		1 Year	Since Inception	Inception Date
Institutional Share Class	[1]	3.09%	0.21%	Apr 1, 2010
Investor Shares		2.89%	(0.28%)	Apr 1, 2008
Investor Shares After Taxes on Distributions		2.60%	(0.43%)
Investor Shares After Taxes on Distributions and Sales		1.87%	(0.32%)
Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)		0.13%	0.50%
[1]	For Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Merk Hard Currency Fund
RISK/RETURN
Investment Objective
The Fund seeks to protect against the depreciation of the U.S. dollar relative to other currencies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Hard Currency Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Hard Currency Fund	Investor Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investor Shares
Expense Example Merk Hard Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Shares	107	334	579	1,283

Institutional Shares
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.  The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in “hard currency” denominated investments.  The Fund normally invests in a basket of hard currency denominated investments composed of high quality, short-term debt instruments and indirectly, in gold.  Hard currencies are currencies of countries pursuing what the Adviser believes to be “sound” monetary policy and gold.  Sound monetary policy is defined by the Adviser as providing an environment fostering long-term price stability.  Gold is the only currency with intrinsic value and, as such, qualifies as a hard currency.  Rather than buying gold bullion, to the extent that the Fund invests in gold, it will do so indirectly through exchange traded products (“ETPs”), forward and futures contracts.  The Fund may invest in ETPs sponsored by the Adviser or its affiliates.

The Adviser will determine currency allocations based on an analysis of monetary policies pursued by central banks and economic environments.  The Adviser searches for currencies that, in the Adviser’s opinion, are backed by sound monetary policy or gold.  Once this determination has been made, money market or other debt instruments will be selected to create a liquid portfolio of short duration and high credit quality.  The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments evolves.

The Fund will specifically seek the currency risk of select countries pursuing what the Adviser believes are sound monetary policies.  As long-term price stability is unlikely to be achieved by most currencies, if any, the Adviser focuses on a country’s monetary policy that fosters such stability.  The Adviser will invest in a basket of hard currency denominated investments that may include gold to reduce the exposure to the risks of any one currency.

To try to reduce interest rate and credit risk to its portfolio, the Fund typically maintains a weighted average portfolio maturity of less than eighteen months and only buys money market or other short-term debt instruments that are issued by companies with an outstanding unsecured debt issue rated in the top three ratings by U.S. nationally recognized ratings services or that the Adviser considers comparable in quality to instruments rated in the top three ratings.

To gain exposure to foreign hard currencies, the Fund may also invest in a combination of U.S. dollar denominated securities and forward currency contracts.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Investment Risks
Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.   The Fund may experience delays in obtaining recovery, or obtain limited or no recovery in such circumstances.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies.  Currency management strategies, including forward currency contracts and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivative Securities Risks. The risks of investments in derivatives, including options, futures contracts and options on futures contracts,  include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Exchange-Traded Funds, Exchange-Traded Products and Investment Companies Risk.  The risks of investment in these securities typically reflect the risks of the types of instruments in which the ETF, ETP or investment company invests.

Foreign Instruments Risk. Foreign investments are also subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Forward Currency Contract Risk.  Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Futures Contract Risk.  There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Gold-Related Securities Risk.  The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments.

Interest Rate Risk.   The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have adverse effect on the Fund.

Non-Diversification Risk.  The Fund is non-diversified.  Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended.  In the event the U.S. Treasury Department issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Trading Practices Risk. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Performance Information
The following chart and table illustrate the variability of the Investor Share Class returns as of December, 31, 2010.  The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare to the JPMorgan 3-Month Global Cash Index.  Because the Investor Share Class has higher expenses than the Institutional Share Class, the performance of the Investor Share Class would be lower than the performance that the Institutional Share Class realized for the same period.  Updated performance information is available at www.merkfunds.com or by calling (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

The calendar year-to-date total return as of June 30, 2011 was 5.56%.

During the period shown, the highest return was 9.05% for the quarter ended  September 30, 2010, and the lowest return was -8.79% for the quarter ended September  30, 2008.

Average Annual Total Returns
(For the periods ended December, 31, 2010)
Average Annual Total Returns Merk Hard Currency Fund		1 Year	5 Years	10 Years	Inception Date
Institutional Shares	[1]	4.89%	7.86%	6.47%	Apr 1, 2010
Investor Shares		4.63%	7.81%	6.43%	May 10, 2005
Investor Shares After Taxes on Distributions		3.86%	6.78%	5.53%
Investor Shares After Taxes on Distributions and Sales		3.07%	6.16%	5.04%
JPMorgan 3-Month Global Cash Index (reflects no deduction for fees, expenses or taxes)		0.25%	6.23%	4.46%
[1]	For Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Merk Absolute Return Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Investor Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Institutional Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in money market instruments and high quality debt securities denominated in a currency to which the Fund seeks exposure or in a combination of U.S. dollar denominated securities and forward currency contracts that expose the Fund to such currencies.  The Fund will typically not employ leverage.  Positive absolute returns may be generated from the income produced by the debt securities, plus (minus) the gains (losses) resulting from fluctuations in the values of currencies relative to the U.S.  dollar.  Absolute returns means a positive return over time irrespective of prevailing market conditions.

The Fund will be exposed primarily to currencies of developed countries that, in the Adviser’s opinion, have liquid currency markets.  For purposes of pursuing its investment goal, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards.  The Fund may also invest in options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps.  Additionally, the Fund may take delivery of foreign currencies and sell actual foreign currencies.

The Fund will not have a material portion of its assets invested in securities issued by issuers located in local markets when it has invested substantially in forward foreign currency contracts or other derivative instruments.

In seeking to achieve positive absolute returns, the Adviser makes currency exposure allocations based on quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Analysis.  The Adviser may consider quantitative factors to determine portfolio allocations.  Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data.  Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate.  Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall portfolio risk.  This process is referred to as “risk overlay.”

Qualitative Analysis.  Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency.  This process is referred to as “macro overlay.”

The Adviser integrates the quantitative and qualitative analyses by:

•	Determining currency allocations based on quantitative factors;

•	Balancing currency allocations based on a “risk overlay,” and

•	Utilizing a “macro overlay” to adjust currency allocations based on qualitative factors.

Once the Adviser has determined the appropriate currency exposure levels, the Adviser will select instruments to create a liquid portfolio of short duration.  To try to reduce the interest rate and credit risk to its portfolio, the Adviser typically maintains a weighted average portfolio maturity of less than eighteen months and buys money market and high quality debt securities.  The Adviser may modify the Fund’s currency allocations as its analysis evolves.

The Adviser may sacrifice yield in return for high credit quality of debt securities.  The Adviser may choose to buy exclusively U.S. fixed-income instruments in conjunction with forward contracts to obtain exposure to currencies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.   The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk.  Currency management strategies, including forward currency contracts and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivative Securities Risk. The risks of investments in derivatives, including options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Fixed-Income Securities Risk. The value of a debt security depends generally on the issuer’s credit rating and the interest rate of the security.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Forward Currency Contract Risk.  Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Geographic Concentration Risk.  The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Liquidity Risk.  Certain fixed-income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended.  In the event the U.S. Treasury Department issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Trading Practices Risk. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the returns of  the Investor Share Class as of December, 31, 2010.  The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund’s average annual returns compare to the Citigroup 3-Month U.S.T-Bill Index.  Because the Investor Share Class has higher expenses than the Institutional Share Class, the performance of the Investor Share Class would be lower than the performance that the Institutional Share Class realized for the same period. Updated performance information is available at www.merkfunds.com or by calling (866) 637-5386 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the returns of the Investor Share Class as of December, 31, 2010.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund's average annual returns compare to the Citigroup 3-Month U.S.T-Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 637-5386 (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.merkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

The calendar year-to-date total return as of June 30, 2011 was -1.81%.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return was 2.56%, for the quarter ended December 31, 2010, and the lowest return was -0.41%, for the quarter ended March 31, 2010).
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.81%)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.56%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	(For the periods ended December, 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Merk Absolute Return Currency Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2010	rr_AnnualReturn2010	4.85%
1 Year	rr_AverageAnnualReturnYear01	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 9, 2009
Merk Absolute Return Currency Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Merk Absolute Return Currency Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Merk Absolute Return Currency Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_AverageAnnualReturnYear01	4.94%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[1]
Merk Absolute Return Currency Fund | Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%
Merk Asian Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to protect against the depreciation of the U.S. dollar relative to Asian currencies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Investor Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Institutional Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities or instruments that provide exposure to Asian currencies.  The Fund normally expects to achieve this exposure through investments in high quality, short-term debt instruments denominated in Asian currencies or a combination of U.S. dollar denominated securities and forward currency contracts, including non-deliverable forward contracts,  that seek to profit from a decline of the U.S. dollar relative to Asian currencies.

The Fund will not have a material portion of its assets invested in securities issued by issuers located in Asian markets when it has invested substantially in forward foreign currency contracts or other derivative instruments.

The Adviser will determine and revise currency exposure allocations based on both quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Factors.  Quantitative factors that the Adviser may consider include a country’s gross domestic product; its trade and current account balance with the United States; its interest rates; and the volatility of its currency relative to other currencies.

Qualitative Factors. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency.

Once the Adviser has allocated the currency exposure levels for the Fund, the Adviser will select instruments to create a liquid portfolio of short duration.  The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments or other considerations it deems relevant evolve.

To try to reduce interest rate risk to its portfolio, the Fund will only buy money market or high quality debt instruments with effective maturities of one year or less at the time of purchase.  The Adviser may sacrifice yield in return for high credit quality of debt securities.  The Fund will specifically seek exposure to the currency risk of select Asian currencies.  The Adviser will invest in a basket of instruments that provide exposure to Asian currencies to reduce the exposure to the risks of any one currency.

The Adviser may choose to predominantly, or even exclusively, buy U.S. fixed-income instruments in conjunction with forward contracts, as well as non-deliverable forward contracts (“NDF contracts”) in order to mitigate the risks of investing in countries that do not have well developed debt markets or where the government may restrict the flow of capital.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Principal Investment StrategiesUnder normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities or instruments that provide exposure to Asian currencies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Asian and Emerging Markets Risk.  Asian markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.  Many Asian markets are considered emerging markets and have more risk than securities issued in more developed foreign markets.

Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.   The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk.  Currency management strategies, including forward currency contracts and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivative Securities Risk. The risks of investments in derivatives, including options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Foreign Instruments Risk. Foreign investments are also subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Forward Currency Contract Risk.  Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Geographic Concentration Risk.  The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Interest Rate Risk.   The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have adverse effect on the Fund.

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended.  In the event the U.S. Treasury Department issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Trading Practices Risk. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the variability of the Investor Share Class returns as of December, 31, 2010.  The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare to the Citigroup 3-Month U.S. T-Bill Index.  Because the Investor Share Class has higher expenses than the Institutional Share Class, the performance of the Investor Share Class would be lower than the performance that the Institutional Share Class realized for the same period.  Updated performance information is available at www.merkfunds.com or by calling (866) 637-5386 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Investor Share Class returns as of December, 31, 2010.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 637-5386 (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.merkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of June 30, 2011 was 1.17%.

During the period shown, the highest return was 2.64% for the quarter ended  September 30, 2010, and the lowest return was -1.43% for the quarter ended June 30, 2010.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.64%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.43%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	(For the periods ended December, 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Merk Asian Currency Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2009	rr_AnnualReturn2009	0.57%
Annual Return 2010	rr_AnnualReturn2010	2.89%
1 Year	rr_AverageAnnualReturnYear01	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Merk Asian Currency Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Merk Asian Currency Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Merk Asian Currency Fund | Institutional Share Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_AverageAnnualReturnYear01	3.09%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[1]
Merk Asian Currency Fund | Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Merk Hard Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to protect against the depreciation of the U.S. dollar relative to other currencies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.  The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Investor Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Institutional Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in “hard currency” denominated investments.  The Fund normally invests in a basket of hard currency denominated investments composed of high quality, short-term debt instruments and indirectly, in gold.  Hard currencies are currencies of countries pursuing what the Adviser believes to be “sound” monetary policy and gold.  Sound monetary policy is defined by the Adviser as providing an environment fostering long-term price stability.  Gold is the only currency with intrinsic value and, as such, qualifies as a hard currency.  Rather than buying gold bullion, to the extent that the Fund invests in gold, it will do so indirectly through exchange traded products (“ETPs”), forward and futures contracts.  The Fund may invest in ETPs sponsored by the Adviser or its affiliates.

The Adviser will determine currency allocations based on an analysis of monetary policies pursued by central banks and economic environments.  The Adviser searches for currencies that, in the Adviser’s opinion, are backed by sound monetary policy or gold.  Once this determination has been made, money market or other debt instruments will be selected to create a liquid portfolio of short duration and high credit quality.  The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments evolves.

The Fund will specifically seek the currency risk of select countries pursuing what the Adviser believes are sound monetary policies.  As long-term price stability is unlikely to be achieved by most currencies, if any, the Adviser focuses on a country’s monetary policy that fosters such stability.  The Adviser will invest in a basket of hard currency denominated investments that may include gold to reduce the exposure to the risks of any one currency.

To try to reduce interest rate and credit risk to its portfolio, the Fund typically maintains a weighted average portfolio maturity of less than eighteen months and only buys money market or other short-term debt instruments that are issued by companies with an outstanding unsecured debt issue rated in the top three ratings by U.S. nationally recognized ratings services or that the Adviser considers comparable in quality to instruments rated in the top three ratings.

To gain exposure to foreign hard currencies, the Fund may also invest in a combination of U.S. dollar denominated securities and forward currency contracts.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Principal Investment StrategiesUnder normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in "hard currency" denominated investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.   The Fund may experience delays in obtaining recovery, or obtain limited or no recovery in such circumstances.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including foreign securities, forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies.  Currency management strategies, including forward currency contracts and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivative Securities Risks. The risks of investments in derivatives, including options, futures contracts and options on futures contracts,  include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Exchange-Traded Funds, Exchange-Traded Products and Investment Companies Risk.  The risks of investment in these securities typically reflect the risks of the types of instruments in which the ETF, ETP or investment company invests.

Foreign Instruments Risk. Foreign investments are also subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Forward Currency Contract Risk.  Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Futures Contract Risk.  There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Gold-Related Securities Risk.  The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments.

Interest Rate Risk.   The value of your investment in the Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have adverse effect on the Fund.

Non-Diversification Risk.  The Fund is non-diversified.  Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended.  In the event the U.S. Treasury Department issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Trading Practices Risk. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the variability of the Investor Share Class returns as of December, 31, 2010.  The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare to the JPMorgan 3-Month Global Cash Index.  Because the Investor Share Class has higher expenses than the Institutional Share Class, the performance of the Investor Share Class would be lower than the performance that the Institutional Share Class realized for the same period.  Updated performance information is available at www.merkfunds.com or by calling (866) 637-5386 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Investor Share Class returns as of December, 31, 2010.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 637-5386 (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.merkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of June 30, 2011 was 5.56%.

During the period shown, the highest return was 9.05% for the quarter ended  September 30, 2010, and the lowest return was -8.79% for the quarter ended September  30, 2008.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.05%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.79%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	(For the periods ended December, 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Merk Hard Currency Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Annual Return 2006	rr_AnnualReturn2006	11.67%
Annual Return 2007	rr_AnnualReturn2007	15.18%
Annual Return 2008	rr_AnnualReturn2008	(4.94%)
Annual Return 2009	rr_AnnualReturn2009	13.84%
Annual Return 2010	rr_AnnualReturn2010	4.63%
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	7.81%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2005
Merk Hard Currency Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Merk Hard Currency Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Merk Hard Currency Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_AverageAnnualReturnYear01	4.89%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.86%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[1]
Merk Hard Currency Fund | JPMorgan 3-Month Global Cash Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	4.46%

[1]	For Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.